DEPOSITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of interest expense on deposits [Abstract]
Savings and interest bearing checking	$ 4,146,000	$ 1,530,000	$ 1,115,000
Time deposits under $100,000	7,415,000	2,777,000	1,628,000
Time deposits of $100,000 or more	2,917,000	2,468,000	2,198,000
Total	14,478,000	6,775,000	$ 4,941,000
Aggregate amount of time deposits of $250,000 or more	74,000,000	92,200,000
Time Deposits denominations amount	250,000	250,000
Summary of the maturity of time deposits [Abstract]
2019	555,436,000
2020	110,637,000
2021	21,287,000
2022	12,179,000
2023	15,531,000
2024 and thereafter	864,000
Total	715,934,000
Summary of reciprocal deposits [Abstract]
Demand	114,503,000	10,146,000
Money market	8,577,000	2,846,000
Time	58,992,000	37,987,000
Total	$ 182,072,000	$ 50,979,000